Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BIF TAX EXEMPT FUND
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
Supplement [Text Block]	btef_SupplementTextBlock
BIF TAX-EXEMPT FUND

BIF MULTI-STATE MUNICIPAL SERIES TRUST

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectus of the Funds is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Tax-Exempt Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF California Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Connecticut Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Massachusetts Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF New Jersey Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF New York Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Ohio Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BIF TAX EXEMPT FUND | BIF TAX EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	btef_SupplementTextBlock
BIF TAX-EXEMPT FUND

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectus of the Funds is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Tax-Exempt Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BIF MULTI STATE MUNICIPAL SERIES TRUST | BIF California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	btef_SupplementTextBlock
BIF MULTI-STATE MUNICIPAL SERIES TRUST

BIF California Municipal Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectus of the Funds is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF California Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BIF MULTI STATE MUNICIPAL SERIES TRUST | BIF Connecticut Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	btef_SupplementTextBlock
BIF MULTI-STATE MUNICIPAL SERIES TRUST

BIF Connecticut Municipal Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectus of the Funds is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Connecticut Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BIF MULTI STATE MUNICIPAL SERIES TRUST | BIF Massachusetts Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	btef_SupplementTextBlock
BIF MULTI-STATE MUNICIPAL SERIES TRUST

BIF Massachusetts Municipal Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectus of the Funds is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Massachusetts Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BIF MULTI STATE MUNICIPAL SERIES TRUST | BIF New Jersey Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	btef_SupplementTextBlock
BIF MULTI-STATE MUNICIPAL SERIES TRUST

BIF New Jersey Municipal Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectus of the Funds is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF New Jersey Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BIF MULTI STATE MUNICIPAL SERIES TRUST | BIF New York Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	btef_SupplementTextBlock
BIF MULTI-STATE MUNICIPAL SERIES TRUST

BIF New York Municipal Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectus of the Funds is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF New York Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BIF MULTI STATE MUNICIPAL SERIES TRUST | BIF Ohio Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	btef_SupplementTextBlock
BIF MULTI-STATE MUNICIPAL SERIES TRUST

BIF Ohio Municipal Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectus of the Funds is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Ohio Municipal Money Fund—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.